Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other payables

	As of	As of
	December 31, 2025	December 31, 2024
Salaries and bonuses payable	$241,713	$198,171
Professional service fees payable	202,295	303,828
Payment payable on equipment	12,282	11,657
Other expense payable*	484,869	289,184
	$941,159	$802,840

*	Other expenses payable include commission fees, listing fees, and other miscellaneous items.